Consolidated Statements of Shareholders Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Common Stock	Dec. 31, 2011 Series D Preferred Stock	Dec. 31, 2012 Series E Preferred Stock
Issuance costs	$ 11,809	$ 79	$ 89